Deferred Initial Public Offering (IPO) Costs (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred Initial Public Offering (IPO) Costs [Abstract]
Accumulated deferred IPO cost	$ 795,771	$ 230,642